Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill
Schedule of goodwill
	December 31,
	2022	2021
	$	$
Balance – Beginning of period	8,130	8,815
Impairment of goodwill	(7,642)	—
Impact of foreign exchange rate changes	(488)	(685)
Balance – End of period	—	8,130